Subsequent Events	6 Months Ended
Jun. 30, 2018
Subsequent Events [Abstract]
Subsequent Events:

14.       Subsequent Events:

a)       Vessel Acquisitions

i)	On July 6, 2018 the Company consummated the previously announced acquisition of 15 operating dry bulk vessels (the “Songa Vessels”) from Songa Bulk ASA (“Songa”) for 13,725,000 of its common shares (the “Songa Consideration Shares”) and $145,000 in cash (the “Songa Vessel Purchase Transaction”). The cash portion of the consideration was financed through proceeds of a new five-year capital lease of $180,000 with China Merchants Bank Leasing, which provided the Company with approximately $35,000 of additional liquidity. Following the closing of the Songa Vessel Purchase Transaction, Mr. Arne Blystad was appointed to the Company’s Board of Directors as Class C Director and Mr. Herman Billung joined the Company’s management team as Senior Vice President. As part of this transaction, the Company’s common shares commenced trading on the Oslo Stock Exchange under the ticker “SBLK R” on July 16, 2018. The Songa Consideration Shares will be restricted from trading in the U.S. for a period of six months following the distribution of the Songa Consideration Shares to the shareholders of Songa unless they are sold pursuant to a transaction exempt from, or not subject to, registration under the Securities Act of 1933, as amended (the “Act”). The offer and sale of the Songa Consideration Shares will not be registered under the Act, and they may not be offered or sold in the United States absent registration or an applicable exemption from the registration requirements under the Act.
ii)	On August 3, 2018, the Company consummated the previously announced acquisition of 16 operating dry bulk vessels (the “Augustea Vessels”) from entities affiliated with Augustea Atlantica SpA and York Capital Management in an all-share transaction (the “Augustea Vessel Purchase Transaction”). An entity affiliated with family members of the Company’s CEO, Mr. Petros Pappas, is a passive minority investor in three of the Augustea Vessels. Following the completion of this transaction, Mr. Raffaele Zagari was appointed to the Company’s Board of Directors. The final consideration for the Augustea Vessel Purchase Transaction was 10,277,335 common shares of the Company. As part of this transaction, the Company assumed debt of approximately $309.0 million.

iii)	On August 27, 2018 the Company entered into a purchase agreement with entities affiliated with E.R. Capital Holding GmbH & Cie. KG (“E.R.” or “Sellers” ), pursuant to which the Company will acquire three operating dry bulk vessels (the “Step 1 Vessels”) within 2018 ( the “Step 1 Acquisition”), and options to acquire additional four operating dry bulk vessels (the “Step 2 Vessels” and, together with the Step 1 Vessels, the “E.R Vessels”) in 2019 (the “Step 2 Acquisition”). Subject to agreeing to a three party novation agreement with charterers and E.R., any charterparties existing at the time of the deliveries of each of the E.R. Vessels is expected to be novated to the Company. The Step 1 Vessels consisted of two Capesize and one Supramax vessel and the Step 2 Vessels consisted of four Capesize vessels.

The Step 1 Vessels will be acquired for an aggregate of approximately 1.34 million common shares of Star Bulk (the “Step 1 Consideration Shares”) and $41.70 million in cash. The Step 1 Consideration Shares to be issued is subject to adjustments for the Company’s cash, debt and remaining capital expenditures as of one business day prior to the delivery date of each of the Step 1 Vessels. The cash portion of the consideration for Step 1 Vessels will be financed through proceeds of a new five-year term loan of $41.0 million from a major European commercial bank.

In relation to the  Step 2 Vessels, the Sellers have  granted the Company a separate call option to acquire each of the four Step 2 Vessels for an aggregate exercise price of $115.39 million or $28.85 million per Step 2 Vessel (the “Call Options”),  exercisable on April 1, 2019. Concurrently, the Company has granted E.R. a separate put option to acquire each of the four Step 2 Vessels with an aggregate exercise price of $105.39 million or $26.35 million per Step 2 Vessel (the “Put Options”) exercisable by E.R. from April 2, 2019 to April 4, 2019 (inclusive), if the Company does not exercise the Call Options. The aggregate exercise price of the Call and Put Options is payable at the option of the Company in either, 2/3 cash and 1/3 common shares of Star Bulk (the “Step 2 Consideration Shares”) or 100% cash. The number of Step 2 Consideration Shares to be issued to E.R. (if any) will be determined on the basis of the net asset value of the Company, which will be based on the average vessel valuations by independent vessel appraisers as of March 31, 2019 and will be subject to adjustments for the Company’s cash, debt and remaining capital expenditures as of one business day prior to the delivery date of each of the Step 2 Vessels.

This transaction is collectively herein referred to as “E.R. Vessel Purchase Transaction”.

The deliveries of Step 1 Vessels and Step 2 Vessels (subject to the exercise of the Call or Put Option) remain also subject to customary closing conditions, including the novation of any existing charter parties of the Vessels. The Company expects to take delivery of Step 1 Vessels in the fourth quarter of 2018, while Step 2 Vessels deliveries, subject to the exercise of the Call or Put Option, are expected to take place between early April and mid July 2019.

b)       Financing Activities

i)	In July, 2018, the Company entered into a committed term-sheet with HSBC Bank plc for a loan of $80,000 (or the “HSBC $80,000 Facility”), to refinance the full amounts outstanding under the HSBC $86,600 Facility and the HSH $64,500 Facility (each as defined in the 2017 20-F). The loan will be secured by a first priority mortgage on the vessels previously pledged under the two refinanced facilities. The Company expects to draw down the loan amount of $80,000 in the end of the third quarter of 2018. The loan will be repayable in 20 equal quarterly installments of $2,400 and a balloon payment along with the last installment in an amount of $32,400. The completion of the transaction is subject to the execution of customary definitive documentation.